AB Bond Fund, Inc.

AB FlexFee High Yield Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 68.4%
Industrial - 59.5%
Basic - 5.7%
Advanced Drainage Systems, Inc.
5.00%, 9/30/27 (a)	U.S.$	28	$28,426
AK Steel Corp.
7.50%, 7/15/23		30	30,237
Berry Global, Inc.
5.125%, 7/15/23		8	8,200
CF Industries, Inc.
4.95%, 6/01/43		27	26,580
5.15%, 3/15/34		65	67,930
5.375%, 3/15/44		57	57,325
7.125%, 5/01/20		14	14,385
Commercial Metals Co.
4.875%, 5/15/23		50	51,797
5.375%, 7/15/27		45	45,870
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26		41	42,985
Eldorado Gold Corp.
9.50%, 6/01/24 (a)		71	76,735
ERP Iron Ore, LLC
9.039%, 12/31/19 (b)(c)(d)(e)(f)(g)		7	7,003
Flex Acquisition Co., Inc.
6.875%, 1/15/25 (a)		7	6,405
7.875%, 7/15/26 (a)		47	43,095
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/22 (a)		81	83,125
5.125%, 3/15/23-5/15/24 (a)		100	103,956
Freeport-McMoRan, Inc.
3.55%, 3/01/22		90	90,485
3.875%, 3/15/23		31	31,569
4.55%, 11/14/24		35	35,901
5.00%, 9/01/27		128	127,457
5.25%, 9/01/29		128	127,770
5.45%, 3/15/43		25	22,550
Graphic Packaging International LLC
4.75%, 4/15/21		26	26,801
4.75%, 7/15/27 (a)		28	29,566
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		79	76,038
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)		135	142,138
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.00%, 4/15/25 (a)		65	67,904
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (d)(h)(i)		60	1
Novelis Corp.
5.875%, 9/30/26 (a)		8	8,396
6.25%, 8/15/24 (a)		35	36,707

Olin Corp.
5.625%, 8/01/29		41	42,594

	Principal Amount (000)		U.S. $ Value
Peabody Energy Corp.
6.00%, 3/31/22 (a)	U.S.$	96	$96,595
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		105	107,778
7.00%, 7/15/24 (a)		23	23,853
Sealed Air Corp.
4.875%, 12/01/22 (a)		33	34,685
5.25%, 4/01/23 (a)		35	37,350
6.875%, 7/15/33 (a)		70	81,707
SPCM SA
4.875%, 9/15/25 (a)		58	59,504
United States Steel Corp.
6.25%, 3/15/26		30	25,133
6.875%, 8/15/25		52	46,941
Valvoline, Inc.
5.50%, 7/15/24		7	7,276
WR Grace & Co.-Conn
5.125%, 10/01/21 (a)		18	18,724
5.625%, 10/01/24 (a)		24	26,313

			2,125,790

Capital Goods - 5.2%
ARD Finance SA
6.625%, 9/15/23 (g)	EUR	100	112,598
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.75%, 3/15/24 (a)		100	111,086
Ball Corp.
4.375%, 12/15/20	U.S.$	27	27,737
5.00%, 3/15/22		50	52,276
BBA US Holdings, Inc.
5.375%, 5/01/26 (a)		11	11,571
Bombardier, Inc.
5.75%, 3/15/22 (a)		183	186,134
6.00%, 10/15/22 (a)		25	24,878
6.125%, 1/15/23 (a)		5	5,053
7.50%, 12/01/24-3/15/25 (a)		66	66,376
7.875%, 4/15/27 (a)		10	9,943
Clean Harbors, Inc.
4.875%, 7/15/27 (a)		46	48,178
5.125%, 7/15/29 (a)		11	11,675
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		22	20,865
Colfax Corp.
6.00%, 2/15/24 (a)		10	10,599
6.375%, 2/15/26 (a)		11	11,846
Crown Cork & Seal Co., Inc.
7.375%, 12/15/26		20	24,352
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		5	4,772

	Principal Amount (000)		U.S. $ Value
GFL Environmental, Inc.
5.375%, 3/01/23 (a)	U.S.$	76	$76,960
8.50%, 5/01/27 (a)		9	9,977
Granite Holdings US Acquisition Co.
11.00%, 10/01/27 (a)		18	17,413
Griffon Corp.
5.25%, 3/01/22		66	66,524
JELD-WEN, Inc.
4.625%, 12/15/25 (a)		6	6,017
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24 (a)		24	24,707
7.25%, 4/15/25 (a)		9	8,591
Mueller Water Products, Inc.
5.50%, 6/15/26 (a)		44	46,182
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (a)		20	20,175
RBS Global, Inc./Rexnord LLC
4.875%, 12/15/25 (a)		57	58,714
SPX FLOW, Inc.
5.875%, 8/15/26 (a)		35	36,594
Stevens Holding Co., Inc.
6.125%, 10/01/26 (a)		20	21,305
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, 7/15/23		55	56,002
Terex Corp.
5.625%, 2/01/25 (a)		55	56,603
Tervita Corp.
7.625%, 12/01/21 (a)		35	35,592
TransDigm, Inc.
6.00%, 7/15/22		132	133,903
6.25%, 3/15/26 (a)		116	124,566
6.375%, 6/15/26		27	28,412
6.50%, 5/15/25		44	45,826
Triumph Group, Inc.
5.25%, 6/01/22		8	7,977
6.25%, 9/15/24 (a)		11	11,439
7.75%, 8/15/25		85	85,850
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)		200	216,625

			1,935,893

Communications - Media - 8.6%
Altice Financing SA
6.625%, 2/15/23 (a)		67	68,745
Cablevision Systems Corp.
5.875%, 9/15/22		85	91,766
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		52	52,783
5.00%, 2/01/28 (a)		189	195,560
5.125%, 2/15/23		65	65,549
5.125%, 5/01/27 (a)		293	306,073
5.25%, 9/30/22		6	6,187
5.375%, 5/01/25 (a)		12	12,698
5.75%, 2/15/26 (a)		28	29,576

	Principal Amount (000)		U.S. $ Value
Clear Channel Communications, Inc.
0.00%, 6/15/18 (b)(c)(d)(f)(h)	U.S.$	50	$0
0.00%, 12/15/19 (b)(c)(d)(f)		75	0
Clear Channel Worldwide Holdings, Inc.
5.125%, 8/15/27 (a)		32	33,419
CSC Holdings LLC
5.375%, 2/01/28 (a)		200	211,125
5.50%, 5/15/26 (a)		253	266,407
6.625%, 10/15/25 (a)		3	2,803
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26 (a)		39	40,470
6.625%, 8/15/27 (a)		48	49,788
DISH DBS Corp.
5.00%, 3/15/23		16	15,830
5.875%, 7/15/22		115	119,731
6.75%, 6/01/21		242	254,924
7.75%, 7/01/26		40	40,683
iHeartCommunications, Inc.
6.375%, 5/01/26		5	5,528
8.375%, 5/01/27		33	35,953
Meredith Corp.
6.875%, 2/01/26		89	90,654
National CineMedia LLC
5.75%, 8/15/26		21	20,089
Netflix, Inc.
4.875%, 4/15/28		33	33,544
5.875%, 11/15/28		69	75,042
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27 (a)		11	11,533
5.875%, 3/15/25		8	8,247
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		53	53,880
6.875%, 2/15/23 (a)		17	17,511
RR Donnelley & Sons Co.
7.875%, 3/15/21		29	29,611
Scripps Escrow, Inc.
5.875%, 7/15/27 (a)		46	46,761
Sinclair Television Group, Inc.
5.125%, 2/15/27 (a)		9	9,067
5.625%, 8/01/24 (a)		75	77,236
6.125%, 10/01/22		17	17,214
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		33	33,560
4.625%, 5/15/23-7/15/24 (a)		77	79,504
5.00%, 8/01/27 (a)		94	97,288
5.375%, 4/15/25-7/15/26 (a)		117	121,708
TEGNA, Inc.
5.00%, 9/15/29 (a)		64	64,810
5.125%, 7/15/20		25	25,390

	Principal Amount (000)		U.S. $ Value
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)	U.S.$	26	$25,505
Virgin Media Finance PLC
4.50%, 1/15/25 (a)	EUR	200	224,581
Ziggo Bond Co. BV
5.875%, 1/15/25 (a)	U.S.$	18	18,638
Ziggo BV
5.50%, 1/15/27 (a)		110	115,062

			3,202,033

Communications - Telecommunications - 7.5%
Altice France SA/France
7.375%, 5/01/26 (a)		185	198,553
CB Idearc, Inc.
0.00%, 3/01/21 (b)(c)(d)(f)		10	0
CB T-Mobile USA, Inc.
4.50%, 2/01/26 (b)(c)(d)(f)		152	0
6.375%, 3/01/25 (b)(c)(d)(f)		27	0
6.50%, 1/15/24-1/15/26 (b)(c)(d)(f)		136	0
CenturyLink, Inc.
Series G
6.875%, 1/15/28		65	67,328
Series S
6.45%, 6/15/21		36	38,327
Series T
5.80%, 3/15/22		97	102,570
Series Y
7.50%, 4/01/24		24	26,811
Embarq Corp.
7.995%, 6/01/36		84	82,729
GTT Communications, Inc.
7.875%, 12/31/24 (a)		6	3,357
Hughes Satellite Systems Corp.
6.625%, 8/01/26		30	32,629
7.625%, 6/15/21		19	20,785
Intelsat Jackson Holdings SA
5.50%, 8/01/23		219	205,032
8.00%, 2/15/24 (a)		10	10,598
8.50%, 10/15/24 (a)		77	77,589
9.50%, 9/30/22 (a)		53	61,616
9.75%, 7/15/25 (a)		56	58,605
Level 3 Financing, Inc.
5.125%, 5/01/23		60	60,677
5.25%, 3/15/26		66	68,262
5.375%, 1/15/24		53	54,078
Level 3 Parent LLC
5.75%, 12/01/22		54	53,784
Nexstar Escrow, Inc.
5.625%, 7/15/27 (a)		21	22,000
Sable International Finance Ltd.
5.75%, 9/07/27 (a)		200	206,690
Sprint Capital Corp.
6.875%, 11/15/28		31	33,792
8.75%, 3/15/32		102	125,805

	Principal Amount (000)		U.S. $ Value
Sprint Communications, Inc.
6.00%, 11/15/22	U.S.$	38	$40,263
7.00%, 3/01/20 (a)		298	303,176
Sprint Corp.
7.625%, 2/15/25-3/01/26		173	190,834
7.875%, 9/15/23		22	24,149
T-Mobile USA, Inc.
4.50%, 2/01/26		192	197,852
4.75%, 2/01/28		4	4,191
6.375%, 3/01/25		27	27,966
6.50%, 1/15/26		45	48,753
Telecom Italia Capital SA
6.375%, 11/15/33		56	61,518
7.20%, 7/18/36		33	37,775
7.721%, 6/04/38		93	112,265
West Corp.
8.50%, 10/15/25 (a)		19	15,272
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (a)		76	77,722
6.375%, 5/15/25		36	37,122

			2,790,475

Consumer Cyclical - Automotive - 2.6%
Allison Transmission, Inc.
5.00%, 10/01/24 (a)		35	35,782
5.875%, 6/01/29 (a)		30	32,536
American Axle & Manufacturing, Inc.
6.25%, 4/01/25-3/15/26		60	58,096
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		73	74,950
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (a)		5	4,555
Exide International Holdings LP
10.75%, 10/31/21 (c)(f)(g)(i)		37	36,616
Exide Technologies
7.25%, 4/30/27 (c)(f)(g)(i)(j)		59	23,022
11.00%, 10/31/24 (c)(f)(g)(i)		50	41,550
Garrett LX I SARL/Garrett Borrowing LLC
5.125%, 10/15/26 (a)	EUR	100	104,919
IHO Verwaltungs GmbH
3.625%, 5/15/25 (a)(g)		100	112,810
Meritor, Inc.
6.25%, 2/15/24	U.S.$	30	30,851
Navistar International Corp.
6.625%, 11/01/25 (a)		33	33,508
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26 (a)		34	35,781
8.50%, 5/15/27 (a)		90	91,138
Tenneco, Inc.
5.00%, 7/15/26		122	100,470
Tesla, Inc.
5.30%, 8/15/25 (a)		49	44,069

	Principal Amount (000)		U.S. $ Value
Titan International, Inc.
6.50%, 11/30/23	U.S.$	65	$51,679
Truck Hero, Inc.
8.50%, 4/21/24 (a)		41	40,522

			952,854

Consumer Cyclical - Entertainment - 0.5%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25		7	6,231
5.875%, 11/15/26		6	5,458
Cedar Fair LP
5.25%, 7/15/29 (a)		15	16,076
Cinemark USA, Inc.
4.875%, 6/01/23		25	25,464
Mattel, Inc.
6.75%, 12/31/25 (a)		30	31,350
NCL Corp., Ltd.
4.75%, 12/15/21 (a)		12	12,204
Six Flags Entertainment Corp.
4.875%, 7/31/24 (a)		20	20,717
VOC Escrow Ltd.
5.00%, 2/15/28 (a)		69	71,234

			188,734

Consumer Cyclical - Other - 5.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 8/01/25 (a)		20	19,950
Beazer Homes USA, Inc.
5.875%, 10/15/27		22	21,342
6.75%, 3/15/25		28	28,726
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.
6.25%, 9/15/27 (a)		94	94,063
Caesars Entertainment Corp.
5.00%, 10/01/24 (j)		11	18,447
Cornerstone Building Brands, Inc.
8.00%, 4/15/26 (a)		28	27,568
Eldorado Resorts, Inc.
6.00%, 4/01/25		37	39,082
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (a)		121	122,746
Forestar Group, Inc.
8.00%, 4/15/24 (a)		37	40,038
Hilton Domestic Operating Co., Inc.
4.25%, 9/01/24		95	96,802
4.875%, 1/15/30 (a)		17	17,930
5.125%, 5/01/26		30	31,537
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.125%, 12/01/24		28	29,724

	Principal Amount (000)		U.S. $ Value
Installed Building Products, Inc.
5.75%, 2/01/28 (a)	U.S.$	40	$41,199
K. Hovnanian Enterprises, Inc.
10.00%, 7/15/22 (a)		61	50,623
10.50%, 7/15/24 (a)		4	3,048
KB Home
7.00%, 12/15/21		22	23,888
7.50%, 9/15/22		10	11,477
8.00%, 3/15/20		6	5,969
Marriott Ownership Resorts, Inc./ILG LLC
Series WI
6.50%, 9/15/26		89	96,106
Mattamy Group Corp.
6.50%, 10/01/25 (a)		32	33,900
Meritage Homes Corp.
7.00%, 4/01/22		29	32,347
MGM Resorts International
4.625%, 9/01/26		35	36,479
5.50%, 4/15/27		101	110,673
5.75%, 6/15/25		4	4,410
6.00%, 3/15/23		70	77,231
7.75%, 3/15/22		16	17,941
PulteGroup, Inc.
5.00%, 1/15/27		128	138,032
5.50%, 3/01/26		4	4,390
6.00%, 2/15/35		57	60,978
7.875%, 6/15/32		17	21,354
Scientific Games International, Inc.
10.00%, 12/01/22		6	6,237
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		90	92,474
6.125%, 4/01/25 (a)		60	61,587
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (a)		33	34,990
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (a)		16	15,859
Taylor Morrison Communities, Inc.
5.75%, 1/15/28 (a)		31	33,693
5.875%, 6/15/27 (a)		79	86,683
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (a)		17	18,604
5.875%, 4/15/23 (a)		8	8,540
Twin River Worldwide Holdings, Inc.
6.75%, 6/01/27 (a)		22	23,133
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 (a)		42	44,128
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27 (a)		4	4,110
5.50%, 3/01/25 (a)		166	174,198

	Principal Amount (000)		U.S. $ Value
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, 10/01/29 (a)	U.S.$	86	$90,118

			2,052,354

Consumer Cyclical - Restaurants - 0.6%
1011778 BC ULC/New Red Finance, Inc.
3.875%, 1/15/28 (a)		32	32,198
Golden Nugget, Inc.
8.75%, 10/01/25 (a)		14	14,605
IRB Holding Corp.
6.75%, 2/15/26 (a)		120	120,891
Yum! Brands, Inc.
4.75%, 1/15/30 (a)		54	55,732

			223,426

Consumer Cyclical - Retailers - 2.0%
Asbury Automotive Group, Inc.
6.00%, 12/15/24		69	71,415
FirstCash, Inc.
5.375%, 6/01/24 (a)		7	7,252
Group 1 Automotive, Inc.
5.00%, 6/01/22		35	35,416
5.25%, 12/15/23 (a)		79	81,318
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		85	89,537
JC Penney Corp., Inc.
6.375%, 10/15/36		15	4,918
L Brands, Inc.
5.625%, 2/15/22-10/15/23		33	34,834
6.875%, 11/01/35		36	31,496
Murphy Oil USA, Inc.
4.75%, 9/15/29		21	21,518
5.625%, 5/01/27		2	2,491
Penske Automotive Group, Inc.
3.75%, 8/15/20		14	14,084
5.50%, 5/15/26		52	54,340
5.75%, 10/01/22		14	14,167
PetSmart, Inc.
7.125%, 3/15/23 (a)		57	53,348
Rite Aid Corp.
6.125%, 4/01/23 (a)		22	17,476
Sonic Automotive, Inc.
5.00%, 5/15/23		28	28,755
6.125%, 3/15/27		20	20,089
Staples, Inc.
7.50%, 4/15/26 (a)		93	95,747
10.75%, 4/15/27 (a)		30	30,976
William Carter Co. (The)
5.625%, 3/15/27 (a)		44	47,158

			756,335

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 7.3%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)	U.S.$	43	$37,911
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC
5.75%, 3/15/25		56	58,270
6.625%, 6/15/24		22	23,165
Aveta, Inc.
10.50%, 3/01/21 (b)(c)(d)(f)		297	0
Bausch Health Americas, Inc.
8.50%, 1/31/27 (a)		159	178,532
Bausch Health Cos., Inc.
5.50%, 3/01/23-11/01/25 (a)		144	148,849
6.125%, 4/15/25 (a)		46	47,730
7.00%, 1/15/28 (a)		30	32,280
7.25%, 5/30/29 (a)		30	32,801
9.00%, 12/15/25 (a)		47	52,761
BCPE Cycle Merger Sub II, Inc.
10.625%, 7/15/27 (a)		27	26,055
Catalent Pharma Solutions, Inc.
5.00%, 7/15/27 (a)		17	17,634
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		123	123,127
6.25%, 3/31/23		134	133,203
8.125%, 6/30/24 (a)		63	50,436
DaVita, Inc.
5.00%, 5/01/25		39	38,891
5.125%, 7/15/24		85	86,519
Dean Foods Co.
6.50%, 3/15/23 (a)		20	10,649
Eagle Holding Co. II LLC
7.625%, 5/15/22 (a)(g)		99	99,937
7.75%, 5/15/22 (a)(g)		16	16,145
Encompass Health Corp.
5.75%, 9/15/25		30	31,378
Envision Healthcare Corp.
8.75%, 10/15/26 (a)		54	32,940
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		83	82,938
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (a)		78	75,528
HCA, Inc.
5.375%, 9/01/26		33	36,224
5.625%, 9/01/28		35	39,047
5.875%, 2/15/26		54	60,412
Hill-Rom Holdings, Inc.
4.375%, 9/15/27 (a)		18	18,426
Immucor, Inc.
11.125%, 2/15/22 (a)		20	20,163
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		128	130,269

	Principal Amount (000)		U.S. $ Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	U.S.$	10	$3,154
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.625%, 5/15/22 (a)		85	83,116
Post Holdings, Inc.
5.50%, 12/15/29 (a)		32	33,404
5.625%, 1/15/28 (a)		54	57,228
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (a)		51	54,321
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (a)		126	134,984
Spectrum Brands, Inc.
5.75%, 7/15/25		57	59,434
6.625%, 11/15/22		1	795
Tenet Healthcare Corp.
4.875%, 1/01/26 (a)		104	106,862
5.125%, 5/01/25		7	7,106
5.125%, 11/01/27 (a)		104	107,396
6.25%, 2/01/27 (a)		8	8,326
6.75%, 6/15/23		98	102,989
7.00%, 8/01/25		4	4,087
8.125%, 4/01/22		148	160,542
Vizient, Inc.
6.25%, 5/15/27 (a)		10	10,796
West Street Merger Sub, Inc.
6.375%, 9/01/25 (a)		38	35,164

			2,711,924

Energy - 6.7%
Antero Resources Corp.
5.00%, 3/01/25		30	24,382
5.625%, 6/01/23		50	43,209
Berry Petroleum Co. LLC
6.375%, 9/15/22 (b)(c)(d)(f)		56	0
7.00%, 2/15/26 (a)		56	53,528
California Resources Corp.
5.50%, 9/15/21 (b)		12	5,650
8.00%, 12/15/22 (a)		29	14,439
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		52	49,195
8.25%, 7/15/25		8	7,858
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (j)(k)		65	16,293
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)		16	16,400
Series WI
5.625%, 10/01/26		68	72,202
Chesapeake Energy Corp.
7.00%, 10/01/24		89	64,793
8.00%, 1/15/25-6/15/27		54	37,356

	Principal Amount (000)		U.S. $ Value
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (a)	U.S.$	105	$85,217
DCP Midstream Operating LP
4.95%, 4/01/22		35	36,308
Denbury Resources, Inc.
7.75%, 2/15/24 (a)		39	30,172
9.00%, 5/15/21 (a)		20	18,829
9.25%, 3/31/22 (a)		72	63,972
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		68	31,719
7.875%, 8/15/25		62	48,644
Energy Transfer LP
7.50%, 10/15/20		1	674
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		73	187
8.00%, 11/29/24 (a)		16	6,241
9.375%, 5/01/24 (a)		101	2,778
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		45	43,371
6.25%, 5/15/26		21	20,281
6.50%, 10/01/25		35	34,344
6.75%, 8/01/22		12	12,179
Global Partners LP/GLP Finance Corp.
7.00%, 6/15/23		40	40,741
7.00%, 8/01/27 (a)		26	26,785
Gulfport Energy Corp.
6.00%, 10/15/24		125	90,464
6.375%, 5/15/25-1/15/26		52	36,884
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		95	99,242
HighPoint Operating Corp.
7.00%, 10/15/22		87	78,528
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (a)		127	117,148
Indigo Natural Resources LLC
6.875%, 2/15/26 (a)		124	111,916
Murphy Oil Corp.
4.00%, 6/01/22		26	26,247
5.625%, 12/01/42		21	18,420
Nabors Industries, Inc.
5.50%, 1/15/23		69	56,662
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		94	95,757
Nine Energy Service, Inc.
8.75%, 11/01/23 (a)		41	33,214
Noble Holding International Ltd.
7.75%, 1/15/24		8	5,378
7.95%, 4/01/25		20	12,650
Oasis Petroleum, Inc.
6.875%, 1/15/23		9	8,244

	Principal Amount (000)		U.S. $ Value
Parkland Fuel Corp.
6.00%, 4/01/26 (a)	U.S.$	67	$70,921
PDC Energy, Inc.
5.75%, 5/15/26		71	69,893
QEP Resources, Inc.
5.25%, 5/01/23		9	8,382
5.375%, 10/01/22		34	32,071
Range Resources Corp.
5.00%, 8/15/22-3/15/23		73	65,503
5.875%, 7/01/22		2	1,928
Rowan Cos., Inc.
4.875%, 6/01/22		35	26,866
5.85%, 1/15/44		35	16,097
SandRidge Energy, Inc.
7.50%, 2/15/23 (b)(c)(d)(f)		29	0
8.125%, 10/15/22 (b)(c)(d)(f)		47	0
SM Energy Co.
5.00%, 1/15/24		2	1,791
5.625%, 6/01/25		10	8,585
6.125%, 11/15/22		24	23,015
SRC Energy, Inc.
6.25%, 12/01/25		9	8,923
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		40	41,093
5.50%, 2/15/26		63	65,810
5.875%, 3/15/28		16	16,983
6.00%, 4/15/27		2	2,133
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23		19	18,783
6.50%, 7/15/27 (a)		70	76,351
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		38	40,296
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		31	32,529
Transocean, Inc.
6.80%, 3/15/38		87	53,604
7.50%, 1/15/26 (a)		18	16,022
Valaris PLC
5.20%, 3/15/25		1	350
Vantage Drilling International
7.50%, 11/01/19 (b)(c)(d)(f)		46	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (a)		89	41,245
Whiting Petroleum Corp.
5.75%, 3/15/21		44	41,963
6.25%, 4/01/23		9	6,955
WPX Energy, Inc.
5.75%, 6/01/26		20	20,529

			2,507,122

Other Industrial - 1.3%
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)		25	25,778

	Principal Amount (000)		U.S. $ Value
Belden, Inc.
3.875%, 3/15/28 (a)	EUR	100	$115,362
H&E Equipment Services, Inc.
5.625%, 9/01/25	U.S.$	20	20,621
IAA, Inc.
5.50%, 6/15/27 (a)		39	41,405
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)		83	86,100
Laureate Education, Inc.
8.25%, 5/01/25 (a)		29	31,788
Performance Food Group, Inc.
5.50%, 10/15/27 (a)		38	39,990
Rexel SA
2.625%, 6/15/24 (a)	EUR	100	111,304

			472,348

Services - 1.9%
Aptim Corp.
7.75%, 6/15/25 (a)	U.S.$	25	17,750
APX Group, Inc.
7.875%, 12/01/22		58	57,687
Aramark Services, Inc.
5.00%, 4/01/25-2/01/28 (a)		88	91,181
5.125%, 1/15/24		7	6,921
Carriage Services, Inc.
6.625%, 6/01/26 (a)		30	30,755
Harsco Corp.
5.75%, 7/31/27 (a)		111	115,524
Monitronics International, Inc.
0.00%, 4/01/20 (b)(c)(d)(f)		14	0
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (a)		28	28,066
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		30	30,157
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.25%, 4/15/24 (a)		17	17,460
9.25%, 5/15/23 (a)		27	28,713
Refinitiv US Holdings, Inc.
6.25%, 5/15/26 (a)		23	24,700
8.25%, 11/15/26 (a)		43	47,487
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		12	12,514
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		44	45,212
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)		81	55,837
Verscend Escrow Corp.
9.75%, 8/15/26 (a)		79	84,204

			694,168

	Principal Amount (000)			U.S. $ Value
Technology - 2.4%
ADT Security Corp. (The)
4.125%, 6/15/23	U.S.$	49		$49,742
Amkor Technology, Inc.
6.625%, 9/15/27 (a)		91		99,423
Ascend Learning LLC
6.875%, 8/01/25 (a)		19		19,799
Banff Merger Sub, Inc.
9.75%, 9/01/26 (a)		85		81,194
CDK Global, Inc.
5.875%, 6/15/26		50		53,344
CommScope Technologies LLC
6.00%, 6/15/25 (a)		44		39,885
CommScope, Inc.
5.50%, 3/01/24-6/15/24 (a)		98		96,661
6.00%, 3/01/26 (a)		67		69,356
8.25%, 3/01/27 (a)		115		112,072
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (a)		0	**	157
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (a)		59		60,006
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho
10.00%, 11/30/24 (a)		7		7,577
Harland Clarke Holdings Corp.
9.25%, 3/01/21 (a)		18		16,914
Infor US, Inc.
6.50%, 5/15/22		78		79,230
NCR Corp.
5.75%, 9/01/27 (a)		24		24,869
6.125%, 9/01/29 (a)		19		20,046
Rackspace Hosting, Inc.
8.625%, 11/15/24 (a)		17		15,667
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		32		34,199
Xerox Corp.
4.125%, 3/15/23		18		18,307

				898,448

Transportation - Services - 1.7%
Algeco Global Finance PLC
6.50%, 2/15/23	EUR	100		109,387
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27 (a)	U.S.$	8		8,253
Europcar Mobility Group
4.00%, 4/30/26	EUR	100		110,996
Herc Holdings, Inc.
5.50%, 7/15/27 (a)	U.S.$	31		32,239
Hertz Corp. (The)
5.50%, 10/15/24 (a)		29		29,004
6.25%, 10/15/22		20		20,254
7.625%, 6/01/22 (a)		69		71,826

	Principal Amount (000)		U.S. $ Value
United Rentals North America, Inc.
6.50%, 12/15/26	U.S.$	125	$136,290
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		74	76,652
6.75%, 8/15/24 (a)		28	30,413

			625,314

			22,137,218

Financial Institutions - 7.3%
Banking - 1.8%
Barclays PLC
8.00%, 6/15/24 (l)		200	213,031
CIT Group, Inc.
4.75%, 2/16/24		45	47,664
5.00%, 8/15/22		65	68,861
5.25%, 3/07/25		32	34,933
Citigroup, Inc.
Series T
6.25%, 8/15/26 (l)		38	42,271
Series U
5.00%, 9/12/24 (l)		70	70,744
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (l)		44	43,147
Series Q
5.50%, 8/10/24 (l)		33	34,564
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (l)		117	124,836
Societe Generale SA
8.00%, 9/29/25 (a)(l)		3	3,379

			683,430

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (b)(d)(h)		423	6,013
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		75	78,195

			84,208

Finance - 1.8%
CNG Holdings, Inc.
12.50%, 6/15/24 (a)		32	31,040
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (a)		45	47,803
Curo Group Holdings Corp.
8.25%, 9/01/25 (a)		61	53,618
Enova International, Inc.
8.50%, 9/01/24-9/15/25 (a)		96	88,107
goeasy Ltd.
7.875%, 11/01/22 (a)		13	13,548

	Principal Amount (000)		U.S. $ Value
Navient Corp.
5.00%, 10/26/20	U.S.$	47	$48,032
5.50%, 1/25/23		79	81,936
5.875%, 3/25/21		1	603
6.50%, 6/15/22		56	60,321
7.25%, 1/25/22-9/25/23		72	78,027
8.00%, 3/25/20		51	51,629
SLM Corp.
5.125%, 4/05/22		21	21,182
Springleaf Finance Corp.
6.875%, 3/15/25		48	52,956
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (a)		50	46,710

			675,512

Insurance - 1.2%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25 (a)		54	50,519
10.125%, 8/01/26 (a)		40	41,767
Genworth Holdings, Inc.
7.20%, 2/15/21		30	30,738
7.625%, 9/24/21		17	17,653
Polaris Intermediate Corp.
8.50%, 12/01/22 (a)(g)		243	206,435
USI, Inc./NY
6.875%, 5/01/25 (a)		7	7,110
WellCare Health Plans, Inc.
5.375%, 8/15/26 (a)		82	87,607

			441,829

Other Finance - 0.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, 7/15/26 (a)		11	11,611
9.75%, 7/15/27 (a)		75	78,259
Intrum AB
3.50%, 7/15/26 (a)	EUR	100	110,937
NVA Holdings, Inc./United States
6.875%, 4/01/26 (a)	U.S.$	75	79,766
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)		53	54,611

			335,184

REITS - 1.4%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
5.75%, 5/15/26 (a)		50	52,415
GEO Group, Inc. (The)
6.00%, 4/15/26		8	6,454
Iron Mountain, Inc.
4.375%, 6/01/21 (a)		20	20,580
4.875%, 9/15/27 (a)		121	123,806
5.25%, 3/15/28 (a)		55	56,920

	Principal Amount (000)		U.S. $ Value
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24	U.S.$	62	$68,141
5.75%, 2/01/27 (a)		59	66,333
Realogy Group LLC/Realogy Co-Issuer Corp.
9.375%, 4/01/27 (a)		105	97,577
SBA Communications Corp.
4.00%, 10/01/22		15	15,295
4.875%, 9/01/24		8	8,302

			515,823

			2,735,986

Utility - 1.6%
Electric - 1.6%
AES Corp./VA
4.00%, 3/15/21		54	55,009
Calpine Corp.
5.50%, 2/01/24		113	114,862
5.75%, 1/15/25		116	119,243
5.875%, 1/15/24 (a)		26	26,529
NRG Energy, Inc.
6.625%, 1/15/27		17	18,436
Talen Energy Supply LLC
4.60%, 12/15/21		—	213
6.50%, 6/01/25		101	78,678
7.25%, 5/15/27 (a)		13	13,238
Texas Competitive/TCEH
11.50%, 10/01/20 (b)(c)(d)(f)		59	0
Vistra Energy Corp.
5.875%, 6/01/23		8	7,739
7.625%, 11/01/24		5	4,908
Vistra Operations Co. LLC
5.625%, 2/15/27 (a)		157	165,380

			604,235

Total Corporates - Non-Investment Grade (cost $25,363,239)			25,477,439

CORPORATES - INVESTMENT GRADE - 11.7%
Industrial - 6.5%
Basic - 0.3%
ArcelorMittal
7.00%, 10/15/39		45	54,301
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)		5	5,327
Glencore Funding LLC
4.00%, 4/16/25 (a)		5	5,159
NOVA Chemicals Corp.
5.25%, 6/01/27 (a)		54	56,286

			121,073

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.1%
Arconic, Inc.
5.90%, 2/01/27	U.S.$	4	$4,496
General Electric Co.
Series D
5.00%, 1/21/21 (l)		40	37,953

			42,449

Communications - Telecommunications - 0.5%
Qwest Corp.
6.75%, 12/01/21		78	84,891
6.875%, 9/15/33		28	28,122
7.25%, 9/15/25		55	61,919

			174,932

Consumer Cyclical - Automotive - 0.1%
General Motors Financial Co., Inc.
5.10%, 1/17/24		47	50,536

Consumer Cyclical - Entertainment - 0.1%
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)		34	36,398

Consumer Cyclical - Other - 1.9%
Lennar Corp.
4.125%, 1/15/22		74	75,902
4.50%, 11/15/19-4/30/24		103	105,265
4.75%, 11/29/27		72	77,329
6.25%, 12/15/21 (a)		1	771
6.25%, 12/15/21		22	23,259
8.375%, 1/15/21		20	21,387
MDC Holdings, Inc.
5.625%, 2/01/20		23	23,537
6.00%, 1/15/43		51	52,343
Standard Industries, Inc./NJ
4.75%, 1/15/28 (a)		64	66,222
5.375%, 11/15/24 (a)		68	70,010
5.50%, 2/15/23 (a)		26	26,583
6.00%, 10/15/25 (a)		39	40,430
Toll Brothers Finance Corp.
4.875%, 3/15/27		93	99,863
5.875%, 2/15/22		35	37,574

			720,475

Consumer Non-Cyclical - 0.7%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21		2	1,604
HCA, Inc.
4.50%, 2/15/27		105	112,908
5.00%, 3/15/24		32	34,939
MEDNAX, Inc.
5.25%, 12/01/23 (a)		70	71,029
6.25%, 1/15/27 (a)		54	53,508

			273,988

	Principal Amount (000)		U.S. $ Value
Energy - 1.4%
Boardwalk Pipelines LP
4.45%, 7/15/27	U.S.$	32	$32,900
Cenovus Energy, Inc.
6.75%, 11/15/39		1	1,777
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		74	81,797
Enable Midstream Partners LP
3.90%, 5/15/24		36	36,716
Energy Transfer Operating LP
4.20%, 4/15/27		32	33,661
4.25%, 3/15/23		87	90,947
EQM Midstream Partners LP
Series 10Y
5.50%, 7/15/28		30	29,783
Hess Corp.
7.30%, 8/15/31		36	44,552
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		11	15,736
Marathon Oil Corp.
6.80%, 3/15/32		34	42,441
Occidental Petroleum Corp.
2.90%, 8/15/24		46	46,315
3.20%, 8/15/26		11	11,085
Southern Star Central Corp.
5.125%, 7/15/22 (a)		20	20,141
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		30	31,197

			519,048

Services - 0.1%
Expedia Group, Inc.
3.80%, 2/15/28		30	31,401

Technology - 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, 1/15/27		63	63,290
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)		60	64,298
Micron Technology, Inc.
4.185%, 2/15/27		43	44,186
4.975%, 2/06/26		11	11,847
5.50%, 2/01/25		15	15,434
Nokia Oyj
3.375%, 6/12/22		16	16,237
6.625%, 5/15/39		64	75,540
Seagate HDD Cayman
4.75%, 1/01/25		15	15,476
4.875%, 6/01/27		5	4,722
Western Digital Corp.
4.75%, 2/15/26		121	124,586

			435,616

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
United Rentals North America, Inc.
4.625%, 7/15/23	U.S.$	20	$20,472

			2,426,388

Financial Institutions - 5.2%
Banking - 2.3%
Ally Financial, Inc.
4.125%, 3/30/20		19	19,366
8.00%, 11/01/31		90	124,061
Bank of America Corp.
Series DD
6.30%, 3/10/26 (l)		22	24,857
Series X
6.25%, 9/05/24 (l)		47	51,232
Series Z
6.50%, 10/23/24 (l)		23	25,584
Barclays Bank PLC
6.86%, 6/15/32 (a)(l)		15	16,900
BNP Paribas SA
7.625%, 3/30/21 (a)(l)		58	61,461
BPCE SA
5.70%, 10/22/23 (a)		82	90,629
Credit Agricole SA
6.50%, 6/23/21 (a)(l)	EUR	100	117,790
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)		57	66,342
JPMorgan Chase & Co.
Series FF
5.00%, 8/01/24 (l)	U.S.$	80	82,175
Lloyds Banking Group PLC
6.00%, 6/07/32 (b)(l)	GBP	8	9,220
M&T Bank Corp.
Series G
5.00%, 8/01/24 (l)	U.S.$	54	55,988
Santander Holdings USA, Inc.
4.40%, 7/13/27		28	30,012
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (l)		85	90,583

			866,200

Finance - 0.1%
Park Aerospace Holdings Ltd.
4.50%, 3/15/23 (a)		15	15,567
5.25%, 8/15/22 (a)		30	31,697

			47,264

Insurance - 1.3%
ACE Capital Trust II
9.70%, 4/01/30		20	29,604
Allstate Corp. (The)
6.50%, 5/15/57		10	12,724

	Principal Amount (000)		U.S. $ Value
Berkshire Hathaway, Inc.
0.625%, 1/17/23	EUR	100	$111,437
CNP Assurances
4.00%, 11/18/24 (a)(l)		100	120,365
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	U.S.$	61	80,140
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		31	52,709
Prudential Financial, Inc.
5.20%, 3/15/44		20	20,868
5.625%, 6/15/43		50	53,656

			481,503

REITS - 1.5%
GLP Capital LP/GLP Financing II, Inc.
3.35%, 9/01/24		6	6,048
4.00%, 1/15/30		4	4,033
5.25%, 6/01/25		35	38,639
5.375%, 11/01/23-4/15/26		65	71,642
5.75%, 6/01/28		19	21,616
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		73	76,451
5.25%, 8/01/26		40	41,569
5.50%, 5/01/24		26	26,769
Sabra Health Care LP
5.125%, 8/15/26		59	63,092
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 6/01/24		26	27,446
Senior Housing Properties Trust
6.75%, 12/15/21		9	9,326
Service Properties Trust
4.35%, 10/01/24		35	35,435
4.50%, 3/15/25		55	55,743
Spirit Realty LP
4.45%, 9/15/26		66	70,325

			548,134

			1,943,101

Total Corporates - Investment Grade (cost $4,100,489)			4,369,489

BANK LOANS - 4.8%
Industrial - 4.6%
Basic - 0.0%
Nouryon Finance B.V. (fka AkzoNobel)
5.292% (LIBOR 1 Month + 3.25%), 10/01/25 (m)		10	9,731

Capital Goods - 0.7%
Apex Tool Group, LLC
7.544% (LIBOR 1 Month + 5.50%), 8/01/24 (m)		59	57,383

	Principal Amount (000)		U.S. $ Value
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
5.544% (LIBOR 1 Month + 3.50%), 8/01/25 (m)	U.S.$	29	$29,100
BWay Holding Company
5.59% (LIBOR 3 Month + 3.25%), 4/03/24 (m)		53	51,719
Gardner Denver, Inc.
4.794% (LIBOR 1 Month + 2.75%), 7/30/24 (m)		14	13,700
Granite Holdings US Acquisition Co. 5/25/26 (c)(n)		56	54,460
Honeywell Technologies SARL (fka Garrett Motion Inc.)
4.60% (LIBOR 3 Month + 2.50%), 9/27/25 (m)		8	8,334
Panther BF Aggregator 2 L P
5.544% (LIBOR 1 Month + 3.50%), 4/30/26 (m)		50	49,469

			264,165

Communications - Media - 0.3%
Clear Channel Outdoor Holdings, Inc.
5.544% (LIBOR 1 Month + 3.50%), 8/21/26 (m)		12	12,026
Diamond Sports Group, LLC
5.30% (LIBOR 1 Month + 3.25%), 8/24/26 (m)		20	20,293
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.)
6.10% (LIBOR 1 Month + 4.00%), 5/01/26 (m)		19	19,535
Univision Communications Inc.
4.794% (LIBOR 1 Month + 2.75%), 3/15/24 (m)		60	58,262

			110,116

Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A.
6.554% (LIBOR 1 Month + 4.50%), 1/02/24 (m)		4	3,791
6.625%, 1/02/24		6	6,417
West Corporation
6.044% (LIBOR 1 Month + 4.00%), 10/10/24 (m)		24	21,749
6.112% (LIBOR 1 Month + 4.00%), 10/10/24 (m)		5	4,411

			36,368

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.53% (LIBOR 1 Month + 3.50%), 11/06/24 (m)		10	9,536

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.044% (LIBOR 1 Month + 3.00%), 4/01/24 (m)	U.S.$	25	$24,464

Consumer Cyclical - Other - 0.4%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
4.794% (LIBOR 1 Month + 2.75%), 12/23/24 (m)		38	37,879
Ply Gem Midco, Inc.
5.789% (LIBOR 1 Month + 3.75%), 4/12/25 (m)		20	19,452
Scientific Games International, Inc.
4.794% (LIBOR 1 Month + 2.75%), 8/14/24 (m)		15	15,341
4.896% (LIBOR 1 Month + 2.75%), 8/14/24 (m)		64	63,509
Stars Group Holdings B.V.
5.604% (LIBOR 3 Month + 3.50%), 7/10/25 (m)		9	9,108

			145,289

Consumer Cyclical - Restaurants - 0.1%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings)
5.55% (LIBOR 3 Month + 3.25%), 2/05/25 (m)		6	6,125
Whatabrands LLC
5.516% (LIBOR 3 Month + 3.25%), 8/02/26 (m)		15	15,444

			21,569

Consumer Cyclical - Retailers - 0.3%
PetSmart, Inc.
6.04% (LIBOR 1 Month + 4.00%), 3/11/22 (m)		58	56,510
Serta Simmons Bedding, LLC
10.057% (LIBOR 1 Month + 8.00%), 11/08/24 (m)		28	9,086
Specialty Building Products Holdings, LLC
7.794% (LIBOR 1 Month + 5.75%), 10/01/25 (c)(m)		42	42,317

			107,913

Consumer Non-Cyclical - 1.3%
Air Medical Group Holdings, Inc.
5.307% (LIBOR 1 Month + 3.25%), 4/28/22 (m)		21	19,778
6.294% (LIBOR 1 Month + 4.25%), 3/14/25 (m)		16	14,965

	Principal Amount (000)		U.S. $ Value
Aldevron, L.L.C.
9/18/26 (c)(n)	U.S.$	67	$67,311
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9.794% (LIBOR 1 Month + 7.75%), 9/26/25 (m)		54	46,598
athenahealth, Inc.
6.681% (LIBOR 3 Month + 4.50%), 2/11/26 (c)(m)		72	71,810
BI-LO, LLC
10.127% (LIBOR 3 Month + 8.00%), 5/31/24 (m)		32	30,585
10.187% (LIBOR 3 Month + 8.00%), 5/31/24 (m)		34	32,063
10.338% (LIBOR 3 Month + 8.00%), 5/31/24 (m)		33	31,587
Chobani, LLC (Chobani Idaho, LLC)
5.544% (LIBOR 1 Month + 3.50%), 10/10/23 (m)		40	39,423
Envision Healthcare Corporation
5.794% (LIBOR 1 Month + 3.75%), 10/10/25 (m)		28	23,049
Post Holdings, Inc.
4.04% (LIBOR 1 Month + 2.00%), 5/24/24 (m)		7	7,446
Regionalcare Hospital Partners Holdings, Inc.
6.554% (LIBOR 1 Month + 4.50%), 11/16/25 (m)		36	35,736
U.S. Renal Care, Inc.
7.063% (LIBOR 1 Month + 5.00%), 6/26/26 (m)		60	56,550

			476,901

Energy - 0.5%
Blackstone CQP Holdco LP
5.656% (LIBOR 3 Month + 3.50%), 9/30/24 (m)		24	23,864
California Resources Corporation
12.419% (LIBOR 1 Month + 10.38%), 12/31/21 (m)		46	40,185
CITGO Petroleum Corporation
7.104% (LIBOR 3 Month + 5.00%), 3/28/24 (c)(m)		39	38,950
Triton Solar US Acquisition Co.
8.044% (LIBOR 1 Month + 6.00%), 10/29/24 (m)		87	80,828

			183,827

Other Industrial - 0.0%
American Tire Distributors, Inc.
9.624% (LIBOR 3 Month + 7.50%), 9/02/24 (b)(m)		15	13,393

	Principal Amount (000)		U.S. $ Value
Core & Main LP
4.85% (LIBOR 1 Month + 2.75%), 8/01/24 (m)	U.S.$	3	$2,966
4.882% (LIBOR 1 Month + 2.75%), 8/01/24 (c)(m)		2	1,900

			18,259

Services - 0.4%
Parexel International Corporation
4.794% (LIBOR 1 Month + 2.75%), 9/27/24 (m)		9	8,619
Pi Lux Finco SARL
9.362% (LIBOR 1 Month + 7.25%), 1/01/26 (c)(m)		100	96,750
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.)
5.794% (LIBOR 1 Month + 3.75%), 10/01/25 (m)		15	14,962
Verscend Holding Corp.
6.544% (LIBOR 1 Month + 4.50%), 8/27/25 (m)		27	26,648

			146,979

Technology - 0.4%
Avaya Inc.
6.278% (LIBOR 2 Month + 4.25%), 12/15/24 (m)		25	23,634
6.430% (LIBOR 2 Month + 4.25%), 12/15/24 (m)		15	14,099
Boxer Parent Company Inc. (fka BMC Software, Inc.)
6.294% (LIBOR 1 Month + 4.25%), 10/02/25 (m)		60	57,317
MTS Systems Corporation
5.31% (LIBOR 1 Month + 3.25%), 7/05/23 (c)(m)		10	10,217
Solera, LLC (Solera Finance, Inc.)
4.794% (LIBOR 1 Month + 2.75%), 3/03/23 (m)		59	58,481

			163,748

			1,718,865

Financial Institutions - 0.2%
Finance - 0.1%
Ellie Mae, Inc.
6.044% (LIBOR 1 Month + 4.00%), 4/17/26 (m)		30	29,939
Jefferies Finance LLC
5.875% (LIBOR 1 Month + 3.75%), 6/03/26 (m)		8	7,968

			37,907

	Principal Amount (000)		U.S. $ Value
Insurance - 0.1%
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)
6.044% (LIBOR 1 Month + 4.00%), 9/03/26 (m)	U.S.$	49	$49,116

			87,023

Total Bank Loans (cost $1,854,383)			1,805,888

	Shares
COMMON STOCKS - 1.3%
Energy - 0.6%
Energy Equipment & Services - 0.4%
Tervita Corp. (d)		25,589	144,860

Oil, Gas & Consumable Fuels - 0.2%
Berry Petroleum Corp.		4,030	37,721
CHC Group LLC (d)(k)		1,219	122
Halcon Resources Corp. (d)		239	17
K201640219 (South Africa) Ltd. A Shares (b)(c)(d)(f)		191,574	0
K201640219 (South Africa) Ltd. B Shares (b)(c)(d)(f)		30,276	0
Paragon Offshore Ltd.-Class A (b)(c)(d)		267	53
Paragon Offshore Ltd.-Class B (b)(c)(d)		401	6,015
Peabody Energy Corp.		533	7,846
Roan Resources, Inc. (d)		42	52
Triangle Petroleum Corp. (b)(c)(d)(f)		3,047	3
Vantage Drilling International (b)(c)(d)		82	17,220

			69,049

			213,909

Consumer Discretionary - 0.3%
Auto Components - 0.1%
ATD New Holdings, Inc. (b)(c)(d)		1,009	28,252
Exide Corp. (b)(c)(f)		5,092	4,787
Exide Technologies (b)(c)(d)(f)		1,793	2,259

			35,298

Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Corp. (d)		1,258	14,668
eDreams ODIGEO SA (d)		12,845	59,782

			74,450

Household Durables - 0.0%
Hovnanian Enterprises, Inc.-Class A (d)		131	2,522

			112,270

Company	Shares	U.S. $ Value
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
DISH Network Corp.-Class A (d)	100	$3,407

Media - 0.1%
Clear Channel Outdoor Holdings, Inc. (d)	5,213	13,137
iHeartMedia, Inc.-Class A (b)(d)	1,033	15,495

		28,632

Wireless Telecommunication Services - 0.0%
T-Mobile US, Inc. (d)	150	11,815

		43,854

Materials - 0.1%
Containers & Packaging - 0.0%
Westrock Co.	6	219

Metals & Mining - 0.1%
BIS Industries Holdings Ltd. (b)(c)(d)(f)	21,027	694
Constellium SE-Class A (d)	2,634	33,478
Neenah Enterprises, Inc. (b)(c)(d)(f)	4,481	2,912

		37,084

		37,303

Information Technology - 0.1%
Software - 0.1%
Avaya Holdings Corp. (d)	2,740	28,030
Monitronics International, Inc. (b)(c)(f)	262	1,769
Monitronics International, Inc. (d)	316	2,370

		32,169

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. Npv (b)(c)(d)(f)	828	28,566

Industrials - 0.0%
Construction & Engineering - 0.0%
Willscot Corp. (d)	508	7,915

Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (d)	602	779

		8,694

Health Care - 0.0%
Pharmaceuticals - 0.0%
Horizon Therapeutics PLC (d)	196	5,337

Total Common Stocks (cost $716,428)		482,102

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 1.2%
Mexico - 0.2%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	1,202	$57,508
Series M 20
10.00%, 12/05/24		480	27,772

			85,280

Russia - 0.2%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	3,986	62,489

United States - 0.8%
U.S. Treasury Notes
2.75%, 5/31/23	U.S.$	300	312,469

Total Governments - Treasuries (cost $461,718)			460,238

ASSET-BACKED SECURITIES - 0.7%
Other ABS - Fixed Rate - 0.4%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (a)(c)		57	58,355
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)(c)		16	16,676
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (a)(c)		70	70,862

			145,893

Home Equity Loans - Fixed Rate - 0.3%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (c)		57	57,016
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (c)		71	34,111

			91,127

Home Equity Loans - Floating Rate - 0.0%
Lehman XS Trust
Series 2007-6, Class 3A5
4.67%, 5/25/37 (c)		16	15,837

Total Asset-Backed Securities (cost $246,454)			252,857

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Risk Share Floating Rate - 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.168% (LIBOR 1 Month + 7.15%), 7/25/23 (o)	U.S.$	13	$14,517
Series 2013-DN2, Class M2
6.268% (LIBOR 1 Month + 4.25%), 11/25/23 (o)		43	46,277
Series 2014-DN1, Class M3
6.518% (LIBOR 1 Month + 4.50%), 2/25/24 (o)		36	39,608
Series 2014-HQ2, Class M3
5.768% (LIBOR 1 Month + 3.75%), 9/25/24 (o)		54	58,368
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
7.268% (LIBOR 1 Month + 5.25%), 10/25/23 (o)		13	14,417
Series 2014-C01, Class M2
6.418% (LIBOR 1 Month + 4.40%), 1/25/24 (o)		27	29,100
Series 2015-C03, Class 1M2
7.018% (LIBOR 1 Month + 5.00%), 7/25/25 (o)		5	4,946
Series 2015-C03, Class 2M2
7.018% (LIBOR 1 Month + 5.00%), 7/25/25 (o)		2	1,762

			208,995

Non-Agency Fixed Rate - 0.0%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36		5	4,233
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		6	5,033

			9,266

Total Collateralized Mortgage Obligations (cost $204,472)			218,261

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.3%
Basic - 0.2%
First Quantum Minerals Ltd.
7.00%, 2/15/21 (a)		5	5,440
7.25%, 4/01/23 (a)		58	57,668

			63,108

Consumer Cyclical - Retailers - 0.0%
Edcon Ltd.
9.50%, 3/01/49 (a)(c)(d)	EUR	1	0
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (g)(i)	U.S.$	15	114
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (g)(i)		6	121

			235

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.0%
Tonon Luxembourg SA
6.50%, 10/31/24 (c)(f)(i)	U.S.$	2	$54
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (d)(h)(i)		96	2,905

			2,959

Energy - 0.1%
Petrobras Global Finance BV
5.093%, 1/15/30 (a)		19	19,811
5.999%, 1/27/28		27	30,121

			49,932

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		3	2,823

			119,057

Utility - 0.1%
Electric - 0.1%
Terraform Global Operating LLC
6.125%, 3/01/26 (i)		37	37,980

Financial Institutions - 0.0%
Insurance - 0.0%
Ambac LSNI LLC
7.104% (LIBOR 3 Month + 5.00%), 2/12/23 (a)(o)		9	8,708

Total Emerging Markets - Corporate Bonds (cost $275,605)			165,745

EMERGING MARKETS - TREASURIES - 0.3%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	349	88,826

South Africa - 0.1%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	283	18,785

Total Emerging Markets - Treasuries (cost $119,817)			107,611

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.3%
United States - 0.3%
State of California
Series 2010
7.60%, 11/01/40		25	41,902
7.95%, 3/01/36		55	56,311

Total Local Governments - US Municipal Bonds (cost $79,866)			98,213

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.641%, 7/10/47 (a)	U.S$	15	$14,490
GS Mortgage Securities Trust
Series 2014-GC18, Class D
5.157%, 1/10/47 (a)		29	24,330
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
5.055%, 1/15/47 (a)		29	30,719

Total Commercial Mortgage-Backed Securities (cost $71,195)			69,539

	Shares
PREFERRED STOCKS - 0.1%
Utility - 0.1%
Electric - 0.1%
SCE Trust III
Series H
5.75%		423	10,436

Financial Institutions - 0.0%
Banking - 0.0%
GMAC Capital Trust I
Series 2
7.943%		357	9,357

Industrial - 0.0%
Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625% (d)		490	1,641

Energy - 0.0%
Sanchez Energy Corp.
Series A
4.875% (b)(d)		962	1
Sanchez Energy Corp.
Series B
6.50% (b)(d)		300	1

			2

			1,643

Total Preferred Stocks (cost $64,075)			21,436

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
iShares MSCI Global Metals & Mining Producers ETF (p) (cost $27,153)		805	$21,429

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
United States - 0.1%
Citgo Holding, Inc.
9.25%, 8/01/24 (a) (cost $18,000)	U.S.$	18	19,112

	Shares
WARRANTS - 0.0%
Amplify Energy Corp., expiring 4/21/20 (b)(d)		860	0
Avaya Holdings Corp., expiring 12/15/22 (d)		1,210	1,270
iHeartMedia, Inc., expiring 5/01/39 (b)(d)		12	174
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (b)(d)		1,975	99
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (b)(d)		830	83
Willscot Corp., expiring 11/29/22 (b)(c)(d)(f)		787	3,770

Total Warrants (cost $17,989)			5,396

RIGHTS - 0.0%
Utilities - 0.0%
Vistra Energy Corp., expiring 12/31/49 (c)(d)(l) (cost $0)		3,442	2,960

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.0%
Options on Equities - 0.0%
SPDR S&P Oil & Gas Expiration: Dec 2019; Contracts: 75; Exercise Price: USD 31.00; Counterparty: Citigroup Global Markets, Inc. (d) (premiums paid $3,003)	USD	232,500	225

	Shares
SHORT-TERM INVESTMENTS - 8.6%
Investment Companies - 8.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (p)(q)(r) (cost $3,223,628)		3,223,628	3,223,628

Total Investments - 98.8% (cost $36,847,514) (s)			36,801,568
Other assets less liabilities - 1.2%			436,188

Net Assets - 100.0%			$37,237,756

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	1	December 2019	$76,250	$(2,903)
U.S. T-Note 10 Yr (CBT) Futures	13	December 2019	1,694,063	(14,625)
Sold Contracts
Euro-OAT Futures	1	December 2019	185,629	2,006

				$(15,522)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	EUR	1,864	USD	2,104	10/10/19	$71,460
Brown Brothers Harriman & Co.	USD	350	EUR	310	10/10/19	(11,502)
Brown Brothers Harriman & Co.	GBP	7	USD	8	10/18/19	(22)
Brown Brothers Harriman & Co.	MXN	1,515	USD	75	10/25/19	(1,017)
Brown Brothers Harriman & Co.	AUD	2	USD	1	11/08/19	2
Brown Brothers Harriman & Co.	ZAR	224	USD	15	11/21/19	437
Brown Brothers Harriman & Co.	CAD	198	USD	149	11/22/19	(421)
Citibank, NA	BRL	380	USD	91	10/02/19	(192)
Citibank, NA	USD	91	BRL	380	10/02/19	207
Citibank, NA	RUB	4,120	USD	64	11/14/19	699
Deutsche Bank AG	BRL	380	USD	91	10/02/19	(208)
Deutsche Bank AG	USD	91	BRL	380	10/02/19	505
Deutsche Bank AG	BRL	380	USD	91	11/04/19	(457)

						$59,491

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P Oil & Gas (u)	Citigroup Global Markets, Inc.	75	USD	34.00	December 2019	USD	255	$972	$(113)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Europe Crossover Series 25, 5 Year Index, 6/20/21*	(5.00)%	Quarterly	1.66%	EUR	13	$(859)	$(361)	$(498)
Sale Contracts
CDX-NAHY Series 32, 5 Year Index, 12/20/24*	5.00	Quarterly	3.29	USD	899	64,723	63,372	1,351
CDX-NAHY Series 33, 5 Year Index, 6/20/22*	5.00	Quarterly	3.51	USD	226	15,408	14,880	528
iTraxx Europe Crossover Series 25, 5 Year Index, 6/20/21*	5.00	Quarterly	1.66	EUR	13	859	941	(82)

						$80,131	$78,832	$1,299

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,770	3/06/23	3 Month LIBOR	2.714%	Quarterly/Semi-Annual	$70,282	$	– 0	–	$70,282
USD	2,835	9/02/25	2.248%	3 Month LIBOR	Semi-Annual/Quarterly	(118,284)		(8,311)		(109,973)
USD	961	1/15/26	1.978%	3 Month LIBOR	Semi-Annual/Quarterly	(25,927)		5,398		(31,325)
USD	651	2/16/26	1.625%	3 Month LIBOR	Semi-Annual/Quarterly	(3,772)		7,434		(11,206)
USD	150	3/31/26	1.693%	3 Month LIBOR	Semi-Annual/Quarterly	(2,929)		– 0	–	(2,929)
USD	100	5/03/26	1.770%	3 Month LIBOR	Semi-Annual/Quarterly	(1,946)		– 0	–	(1,946)
USD	800	6/01/26	1.714%	3 Month LIBOR	Semi-Annual/Quarterly	(13,119)		32,362		(45,481)
USD	4,650	4/28/27	3 Month LIBOR	2.330%	Quarterly/Semi-Annual	293,991		16,658		277,333
USD	350	5/03/27	2.285%	3 Month LIBOR	Semi-Annual/Quarterly	(20,977)		112		(21,089)
USD	940	3/06/28	2.876%	3 Month LIBOR	Semi-Annual/Quarterly	(99,998)		0		(99,998)

						$77,321		$53,653		$23,668

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)%	Monthly	11.46%	USD	180	$27,894	$22,412	$5,482
Goldman Sachs International
British Telecommunications PLC, 5.750%, 12/07/28, 6/20/20*	(1.00)	Quarterly	0.14	EUR	170	(1,226)	(1,322)	96
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	(3.00)	Monthly	6.28	USD	192	16,147	20,158	(4,011)
Sale Contracts
BNP Paribas SA
Altice France SA, 6/20/24*	5.00	Quarterly	2.12	EUR	70	10,045	5,952	4,093
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.46	USD	29	(4,494)	(3,558)	(936)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.46	USD	69	(10,693)	(7,855)	(2,838)
International Game Technology, 4.750% 2/15/23, 6/20/22*	5.00	Quarterly	0.67	EUR	100	12,796	6,187	6,609
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	252	(21,235)	(17,272)	(3,963)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	75	(6,320)	(5,007)	(1,313)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250% 3/15/25, 12/20/23*	5.00%	Quarterly	1.74%	USD	20	$2,640	$1,702	$938
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	1.74	USD	10	1,320	544	776
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.46	USD	163	(25,245)	(29,187)	3,942

						$1,629	$(7,246)	$8,875

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
iBoxx $ Liquid High Yield Index	LIBOR	Quarterly	USD	349	12/20/19	$(1,405)
Deutsche Bank AG
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	EURIBOR	Quarterly	EUR	238	12/20/19	(1,863)
iBoxx EUR Liquid High Yield Index	EURIBOR	Quarterly	EUR	458	12/20/19	(2,450)
Markit iBoxx USD Contingent Convertible Liquid Developed Market AT1	LIBOR	Quarterly	USD	577	12/20/19	(3,118)

						$(8,836)

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate market value of these securities amounted to $16,276,311 or 43.7% of net assets.

(b)	Illiquid security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	Fair valued by the Adviser.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2019.
(h)	Defaulted matured security.

(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.38% of net assets as of September 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide International Holdings LP
10.75%, 10/31/21	6/18/19	$34,036	$36,616	0.10%
Exide Technologies
7.25%, 4/30/27	11/10/16	100,507	23,022	0.06%
Exide Technologies
11.00%, 10/31/24	5/24/17	9,993	41,550	0.11%
K2016470219 South Africa Ltd.
3.00%, 12/31/22	3/13/15	16,502	114	0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/22	12/22/16	5,695	121	0.00%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15	36,767	1	0.00%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	37,060	37,980	0.10%
Tonon Luxembourg SA
6.50%, 10/31/24	5/03/19	5,104	54	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/13/13	96,161	2,905	0.01%

(j)	Convertible security.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	3/10/17	$62,260	$122	0.00%
CHC Group LLC/CHC Finance Ltd. Series AI
Zero Coupon, 10/01/20	3/10/17	56,956	16,293	0.04%

(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at September 30, 2019.
(n)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(o)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2019.
(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(q)	The rate shown represents the 7-day yield as of period end.
(r)	Affiliated investments.
(s)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,813,156 and gross unrealized depreciation of investments was $(1,789,267), resulting in net unrealized depreciation of $23,889.

(t)	One contract relates to 100 shares.

Currency Abbreviations:
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
MXN	-	Mexican Peso
RUB	-	Russian Ruble
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:
ABS	-	Asset-Backed Securities
BBA	-	British Bankers Association
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt

COUNTRY BREAKDOWN1

September 30, 2019 (unaudited)

77.7%	United States
2.7%	Canada
2.4%	France
1.9%	United Kingdom
1.8%	Luxembourg
1.0%	Netherlands
0.6%	Italy
0.5%	Australia
0.5%	Brazil
0.4%	Ireland
0.3%	Germany
0.3%	Sweden
0.2%	Finland
0.9%	Other
8.8%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Belgium, Cayman Islands, Chile, Mexico, Russia, South Africa, Spain, Switzerland and Zambia.

AB FlexFee High Yield Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$25,369,248		$108,191	#	$25,477,439
Corporates - Investment Grade		– 0	–	4,369,489		– 0	–	4,369,489
Bank Loans		– 0	–	1,419,207		386,681		1,805,888
Common Stocks		388,671		901		92,530	#	482,102
Governments - Treasuries		– 0	–	460,238		– 0	–	460,238
Asset-Backed Securities		– 0	–	– 0	–	252,857		252,857
Collateralized Mortgage Obligations		– 0	–	218,261		– 0	–	218,261
Emerging Markets - Corporate Bonds		– 0	–	165,691		54	#	165,745
Emerging Markets - Treasuries		– 0	–	107,611		– 0	–	107,611
Local Governments - US Municipal Bonds		– 0	–	98,213		– 0	–	98,213
Commercial Mortgage-Backed Securities		– 0	–	69,539		– 0	–	69,539
Preferred Stocks		21,434		2		– 0	–	21,436
Investment Companies		21,429		– 0	–	– 0	–	21,429
Quasi-Sovereigns		– 0	–	19,112		– 0	–	19,112
Warrants		1,626	#	– 0	–	3,770		5,396
Rights		– 0	–	– 0	–	2,960		2,960
Options Purchased- Calls		– 0	–	225		– 0	–	225
Short-Term Investments:
Investment Companies		3,223,628		– 0	–	– 0	–	3,223,628

Total Investments in Securities		3,656,788		32,297,737		847,043		36,801,568
Other Financial Instruments*:
Assets
Futures		2,006		– 0	–	– 0	–	2,006
Forward Currency Exchange Contracts		– 0	–	73,310		– 0	–	73,310
Centrally Cleared Credit Default Swaps		– 0	–	80,990		– 0	–	80,990
Centrally Cleared Interest Rate Swaps		– 0	–	364,273		– 0	–	364,273
Credit Default Swaps		– 0	–	70,842		– 0	–	70,842
Liabilities
Futures		(17,528)		– 0	–	– 0	–	(17,528)
Forward Currency Exchange Contracts		– 0	–	(13,819)		– 0	–	(13,819)
Call Options Written		– 0	–	(113)		– 0	–	(113)
Centrally Cleared Credit Default Swaps		– 0	–	(859)		– 0	–	(859)
Centrally Cleared Interest Rate Swaps		– 0	–	(286,952)		– 0	–	(286,952)
Credit Default Swaps		– 0	–	(69,213)		– 0	–	(69,213)
Total Return Swaps		– 0	–	(8,836)		– 0	–	(8,836)

Total		$3,641,266		$32,507,360		$847,043		$36,995,669

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Bank Loans		Common Stocks#			Asset-Backed Securities
Balance as of 12/31/18	$162,770		$327,150			$65,546		$250,428
Accrued discounts/(premiums)	(636)		240			– 0	–	2,072
Realized gain (loss)	(66,062)		619			12		4,506
Change in unrealized appreciation/depreciation	99,463		5,027			(68,665)		5,167
Purchases	290,212		240,986			95,619		– 0	–
Sales/Paydowns	(356,160)		(23,487)			(12)		(9,316)
Reclassification	(54)		– 0	–		– 0	–	– 0	–
Transfers into level 3	– 0	–	4,773			30		– 0	–
Transfers out of level 3	(21,342)		(168,627)			– 0	–	– 0	–

Balance as of 9/30/19	$108,191		$386,681			$92,530		$252,857

Net change in unrealized appreciation/depreciation from investments held as of 9/30/19	$(83,370)		$5,027			$(68,665)		$5,167

	Emerging Markets - Corporate Bonds#		Commercial Mortgage-Backed Securities		Preferred Stocks			Warrants
Balance as of 12/31/18	$16,117		$66,666		$	– 0	–	$921
Accrued discounts/(premiums)	906		– 0	–		– 0	–	– 0	–
Realized gain (loss)	39		– 0	–		735		– 0	–
Change in unrealized appreciation/depreciation	(813)		– 0	–		– 0	–	2,849
Purchases	– 0	–	– 0	–		– 0	–	– 0	–
Sales/Paydowns	(8,993)		– 0	–		(735)		– 0	–
Reclassification	54		– 0	–		– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–		– 0	–	– 0	–
Transfers out of level 3	(7,256)		(66,666)			– 0	–	– 0	–

Balance as of 9/30/19	$54		$ – 0	–	$	– 0	–	$3,770

Net change in unrealized appreciation/depreciation from investments held as of 9/30/19	$ – 0	–	$ – 0	–	$	– 0	–	$2,849

	Rights		Total
Balance as of 12/31/18	$2,444		$892,042
Accrued discounts/(premiums)	– 0	–	2,582
Realized gain (loss)	– 0	–	(60,151)
Change in unrealized appreciation/depreciation	516		43,544
Purchases	– 0	–	626,817
Sales/Paydowns	– 0	–	(398,703)
Reclassification	– 0	–	– 0	–
Transfers into level 3	– 0	–	4,803
Transfers out of level 3	– 0	–	(263,891)

Balance as of 9/30/19	$2,960		$847,043	+

Net change in unrealized appreciation/depreciation from investments held as of 9/30/19	$516		$(138,476)

#	The fund held securities with zero market value that were sold/expired/written off during the reporting period.

+	There were de minimis transfers during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at September 30, 2019. Securities priced (i) by third party vendors or (ii) by brokers are excluded from the following table.

Quatntitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/19	Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade	$7,003	Recovery Analysis	Collateral Value	$100.00

	$7,003

Common Stocks	$2,912	Market Approach	EBITDA* Projection	$44.6 mm
			EBITDA* Multiples	2.2X-4.2X/3.2X
	$1,769	Market Approach	10% Haircut to Last Traded Price	$6.75
	$694	Market Approach	EBITDA* Projection	$81 mm
			EBITDA* Multiples	3.9X
	$3	Qualitative Assessment		$0.00

	$5,378

Warrants	$3,770	Option Pricing Model	Exercise Price	$4.79

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in Collateral Value, Exercise Price, EBITDA projections and EBITDA Multiple in insolation would be expected to result in a significant higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$87	$16,361	$13,224	$3,224	$40